Note 9 - Segment Data (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	2016	2015
	(000's omitted)
Revenue:
Preneed and burial products	$52,245	$48,894
Traditional and universal life products	11,056	16,746
Administrative and financial services	1,469	1,357
Corporate and other	791	1,180
Total	$65,561	$68,177

Pre-tax income (loss) from operations:
Preneed and burial products	$1,982	$(496)
Traditional and universal life products	504	742
Administrative and financial services	393	274
Corporate and other	113	384
Total	$2,992	$904

Assets:
Preneed and burial products	$376,687	$374,793
Traditional and universal life products	123,000	123,823
Administrative and financial services	9,687	9,706
Corporate and other	69,984	61,716
Total	$579,358	$570,038

Amortization and depreciation expense:
Preneed and burial products	$5,226	$5,641
Traditional and universal life products	752	1,538
Administrative and financial services	161	214
Corporate and other	256	310
Total	$6,395	$7,703